INTANGIBLE ASSETS INCLUDING GOODWILL (Tables)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS INCLUDING GOODWILL
Schedule total considerations transferred

March 31,
(Dollars in millions)	2022
Cash consideration	$107
Non-controlling interest	102
Total enterprise value	$209

Cash acquired	$59
Net liabilities assumed, excluding cash	(16)
Deferred tax liabilities arising from acquired intangibles	(32)
Intangible assets *	107
Goodwill	91
Total purchase price allocation	$209

Schedule total considerations transferred

(Dollars in millions)
Cash consideration	$107
Non-controlling interest	102
Total enterprise value	$209

Cash acquired	$59
Net liabilities assumed, excluding cash	(16)
Deferred tax liabilities arising from acquired intangibles	(32)
Intangible assets *	107
Goodwill	91
Total purchase price allocation	$209

Intangible asset balances by major asset class

	At June 30, 2022			At March 31, 2022
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
(Dollars in millions)	Amount	Amortization	Amount	Amount	Amortization	Amount
Capitalized software	$39	$(15)	$23	$16	$(16)	$1
Customer relationships	229	(113)	116	229	(100)	129
Completed technology	20	(20)	—	20	(20)	—
Patents and trademarks	18	(3)	15	18	(2)	16
Total	$306	$(151)	$154	$283	$(138)	$145

	At March 31, 2022			At December 31, 2021
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
(Dollars in millions)	Amount	Amortization	Amount	Amount	Amortization	Amount
Capitalized software	$16	$(16)	$1	$16	$(13)	$3
Customer relationships	229	(100)	129	130	(97)	33
Completed technology	20	(20)	—	20	(20)	—
Patents and trademarks	18	(2)	16	2	(2)	—
Total	$283	$(138)	$145	$169	$(132)	$36

	At December 31, 2021
	Gross Carrying	Accumulated	Net Carrying
(Dollars in millions)	Amount	Amortization	Amount
Capitalized software	$16	$(13)	$3
Client relationships	130	(97)	33
Completed technology	20	(20)	—
Patents and trademarks	2	(2)	—
Total	$169	$(132)	$36

	At December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
(Dollars in millions)	Amount	Amortization	Amount
Capitalized software	$7	$(4)	$3
Client relationships	130	(77)	53
Completed technology	20	(17)	3
Patents and trademarks	2	(2)	—
Total	$159	$(99)	$60

Intangible assets, future amortization expense

	Capitalized	Customer	Patents and
(Dollars in millions)	Software	Relationships	Trademarks	Total
Year ending March 31:
2023 (remaining nine months)	$3	$27	$2	$33
2024	6	28	3	37
2025	5	23	3	32
2026	4	19	3	27
2027	3	16	3	22
Thereafter	2	2	—	4

	Capitalized	Customer	Patents and
(Dollars in millions)	Software	Relationships	Trademarks	Total
Year ending March 31:
2023	$1	$40	$4	$45
2024	—	28	3	31
2025	—	23	3	26
2026	—	19	3	23
2027	—	16	3	19
Thereafter	—	2	—	2

	Capitalized	Acquired
(Dollars in millions)	Software	Intangibles	Total
2022	$3	$18	$21
2023	—	10	11
2024	—	6	6
2025	—	—	—
2026	—	—	—
Thereafter	—	—	—

Changes in goodwill balances by reportable segment

		Additions and
(Dollars in millions)	Balance at	Other	Balance at
Segment	March 31, 2022	Adjustments	June 30, 2022
United States	$—	$—	$—
Japan	506	(8)	498
Principal Markets	142	—	142
Strategic Markets	176	—	176
Total	$823	$(8)	$815

	Balance at	Additions and	Balance at
(Dollars in millions)	December 31,	Other	March 31,
Segment	2021	Adjustments	2022
United States	$—	$—	$—
Japan	415	91	506
Principal Markets	142	—	142
Strategic Markets	176	—	176
Total	$732	$91	$823

The rollforward of goodwill balances by segment for the years ended December 31, 2021 and December 31, 2020 were as follows:

		Foreign		Foreign
		Currency		Currency
		Translation		Translation
(Dollars in millions)	Balance at	and Other	Balance at	and Other	Re-allocation		Balance at
Segment	January 1, 2020	Adjustments*	December 31, 2020	Adjustments*	of Goodwill	Impairment	December 31, 2021
Americas	$416	$24	$440	$(10)	$(431)	$—	$—
EMEA	272	16	288	5	—	(293)	—
Asia Pacific	74	4	78	(16)	(62)	—	—
Japan	401	23	424	(9)	—	—	415
U.S.	—	—	—	—	176	(176)	—
Principal Markets	—	—	—	1	141	—	142
Strategic Markets	—	—	—	—	176	—	176
Total	$1,162	$67	$1,230	$(29)	—	$(469)	$732
*	Primarily driven by foreign currency translation.